2. INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of inventory

Inventories are stated at the lower of cost (first-in, first-out) and net realizable value and consisted of the following:

	March 31, 2020	June 30, 2019
Raw Materials	$651,939	$578,856
Work-In-Progress	743,100	409,019
Finished Goods	772,484	746,729
Total Inventories	$2,167,523	$1,734,604

	2019	2018
Raw material	$578,856	$500,908
Work-in-progress	409,019	434,536
Finished goods	746,729	208,624
	$1,734,604	$1,144,068